T. ROWE PRICE BLUE CHIP GROWTH ETF

March 31, 2022 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 20.7%
Entertainment 2.9%
Netflix (1)	9,578	3,588
Roku (1)	639	80
Sea, ADR (1)	23,825	2,854
Spotify Technology (1)	4,081	616
Walt Disney (1)	7,425	1,019
		8,157
Interactive Media & Services 17.5%
Alphabet, Class A (1)	1,496	4,161
Alphabet, Class C (1)	9,765	27,273
Meta Platforms, Class A (1)	63,069	14,024
Pinterest, Class A (1)	28,428	700
Snap, Class A (1)	83,790	3,016
		49,174
Wireless Telecommunication Services 0.3%
T-Mobile US (1)	5,146	660
		660
Total Communication Services		57,991
CONSUMER DISCRETIONARY 21.3%
Automobiles 4.5%
Rivian Automotive, Class A (1)	11,063	556
Tesla (1)	11,060	11,918
		12,474
Hotels Restaurants & Leisure 1.4%
Booking Holdings (1)	540	1,268
Chipotle Mexican Grill (1)	1,365	2,159
Starbucks	5,936	540
		3,967
Internet & Direct Marketing Retail 11.7%
Amazon.com (1)	9,467	30,862
DoorDash, Class A (1)	16,877	1,978
		32,840
Multiline Retail 0.7%
Dollar General	9,180	2,044
		2,044
Specialty Retail 1.5%
Carvana (1)	15,231	1,817
Ross Stores	20,219	1,829
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
TJX	7,716	467
		4,113
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica (1)	5,986	2,186
NIKE, Class B	15,595	2,099
		4,285
Total Consumer Discretionary		59,723
FINANCIALS 2.7%
Capital Markets 2.2%
Charles Schwab	17,448	1,471
Goldman Sachs Group	7,984	2,636
MSCI	446	224
S&P Global	4,474	1,835
		6,166
Insurance 0.5%
Chubb	4,297	919
Marsh & McLennan	3,570	609
		1,528
Total Financials		7,694
HEALTH CARE 10.2%
Health Care Equipment & Supplies 2.8%
Align Technology (1)	1,226	535
Intuitive Surgical (1)	14,680	4,429
Stryker	8,203	2,193
Teleflex	2,194	778
		7,935
Health Care Providers & Services 3.1%
HCA Healthcare	6,344	1,590
Humana	2,257	982
UnitedHealth Group	12,177	6,210
		8,782
Health Care Technology 0.3%
Veeva Systems, Class A (1)	3,485	740
		740
Life Sciences Tools & Services 1.8%
Danaher	11,225	3,293
Thermo Fisher Scientific	3,138	1,853
		5,146
Pharmaceuticals 2.2%
AstraZeneca, ADR	11,170	741
Eli Lilly & Co.	12,878	3,688
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Zoetis	8,339	1,573
		6,002
Total Health Care		28,605
INDUSTRIALS & BUSINESS SERVICES 1.2%
Commercial Services & Supplies 0.2%
Cintas	1,032	439
Copart (1)	884	111
		550
Industrial Conglomerates 0.8%
General Electric	8,929	817
Roper Technologies	3,177	1,500
		2,317
Professional Services 0.2%
Equifax	369	88
TransUnion	4,243	438
		526
Total Industrials & Business Services		3,393
INFORMATION TECHNOLOGY 43.0%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity	3,818	500
		500
IT Services 7.7%
Affirm Holdings (1)	9,844	456
Block, Class A (1)	11,163	1,514
Fiserv (1)	1,447	147
Mastercard, Class A	16,069	5,743
MongoDB (1)	3,980	1,765
PayPal Holdings (1)	15,452	1,787
Shopify, Class A (1)	2,292	1,549
Snowflake (1)	2,911	667
Twilio, Class A (1)	1,737	286
Visa, Class A	34,274	7,601
		21,515
Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices (1)	27,740	3,033
ASML Holding NV	3,491	2,332
Marvell Technology	17,733	1,271
Monolithic Power Systems	2,184	1,061
NVIDIA	35,557	9,702
Taiwan Semiconductor Manufacturing, ADR	8,458	882
Texas Instruments	7,281	1,336
		19,617
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Software 19.4%
Atlassian, Class A (1)	5,787	1,700
Bill.Com Holdings (1)	7,199	1,633
Confluent, Class A (1)	8,291	340
Coupa Software (1)	830	84
Crowdstrike Holdings, Class A (1)	1,637	372
Datadog, Class A (1)	4,783	725
DocuSign (1)	6,128	656
Fortinet (1)	5,806	1,984
HashiCorp, Class A (1)	2,190	118
Intuit	9,440	4,539
Microsoft	106,327	32,782
Paycom Software (1)	469	162
salesforce.com (1)	438	93
ServiceNow (1)	11,303	6,295
Synopsys (1)	9,010	3,003
Zoom Video Communications, Class A (1)	1,016	119
		54,605
Technology Hardware, Storage & Peripherals 8.7%
Apple	140,784	24,582
		24,582
Total Information Technology		120,819
MATERIALS 0.3%
Chemicals 0.3%
Linde	2,435	778
Sherwin-Williams	393	98
Total Materials		876
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
Opendoor Technologies, Class A (1)	44,103	381
Total Real Estate		381
Total Common Stocks (Cost $280,446)		279,482
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.25% (2)	1,483,714	1,484
Total Short-Term Investments (Cost $1,484)		1,484
Total Investments in Securities 100.0% of Net Assets (Cost $281,930)		$280,966
Other Assets Less Liabilities (0.0%)		(91)
Net Assets 100.0%		$280,875

‡	Shares are denominated in U.S. dollars unless otherwise noted.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Blue Chip Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE BLUE CHIP GROWTH ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
ETF785-054Q1
03/2022